Subsidiaries - subsidiaries with material NCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsidiaries
Profit (loss) attributable to the non-controlling interests	$ (56,844)	$ (53,256)	$ (60,196)
Accumulated non-controlling interests	2,905,766	1,488,302	1,252,553
Additional capital injection from NCI	1,488,900	294,000	831,254
Subsidiaries with material non-controlling interests
Subsidiaries
Profit (loss) attributable to the non-controlling interests	(47,055)	(44,009)	(59,413)
Accumulated non-controlling interests	$ 2,891,433	$ 1,448,770	$ 1,205,372
Semiconductor Manufacturing North China (Beijing) Corporation ("SMNC")
Subsidiaries
Proportion of ownership interests and voting rights held by non-controlling interests (as a percent)	49.00%	49.00%	49.00%
Profit (loss) attributable to the non-controlling interests	$ (39,213)	$ (39,113)	$ (55,868)
Accumulated non-controlling interests	1,726,377	1,324,590	1,069,703
Additional capital injection from NCI	$ 441,000	$ 294,000	$ 754,100
Semiconductor Manufacturing South China Corporation
Subsidiaries
Proportion of ownership interests and voting rights held by non-controlling interests (as a percent)	48.70%
Profit (loss) attributable to the non-controlling interests	$ (5,349)
Accumulated non-controlling interests	1,042,551
Additional capital injection from NCI	$ 1,047,900
SJ Semiconductor Corporation
Subsidiaries
Proportion of ownership interests and voting rights held by non-controlling interests (as a percent)	44.00%	44.00%	44.00%
Profit (loss) attributable to the non-controlling interests	$ (2,493)	$ (4,896)	$ (3,545)
Accumulated non-controlling interests	$ 122,505	$ 124,180	135,669
Additional capital injection from NCI			$ 60,000